Reconciliation of loss after income tax to net cash used in operating activities	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Reconciliation of loss after income tax to net cash used in operating activities
Note 31.
Reconciliation
of loss after income tax to net cash used in operating activities

	2020	2019	2018
	A$’000	A$’000	A$’000
Loss after income tax expense from continuing operations	(12,467)	(10,270)	(6,039)

Adjustments for:
Depreciation & amortisation	1,084	1,084	1,547
Impairment of property, plant & equipment	—	1	143
Net loss on disposal on disposal of non-current assets	—	—	136
Net fair value loss on financial assets	168	1,809	3,944
Share based payments	262	246	165
Shares issued for no consideration	—	—	30
Foreign exchange differences	—	—	(251)
Gain on legal settlement	—	—	(8,411)
Loss on contingent consideration	474	63	(1,461)

Change in operating assets & liabilities:	(10,479)	(7,067)	(10,197)
Decrease in trade and other receivables	358	825	1,724
Increase in accrued revenue	—	(138)	97
Decrease/(increase) in prepayments	(168)	398	(10)
Decrease/(increase) in trade and other payables	1,721	(409)	88
Decrease in deferred tax liability	(298)	(298)	(305)
Increase/(decrease) in other provisions	55	(25)	(58)

Net cash used in operating activities	(8,811)	(6,714)	(8,661)